Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 42,922,761.90
Total Fee Amount	5,927.64
Total Offset Amount	0.00
Net Fee	$ 5,927.64
Offering Table N/A
Offset Table N/A	N/A